Consolidated Statements of Mezzanine Equity and Stockholders' Deficit - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member] Cosmopolitan Travel Services, Inc	Additional Paid-in Capital [Member] Rocketrip	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Cosmopolitan Travel Services, Inc	Rocketrip	Total
Balance at beginning (in shares) at Dec. 31, 2019	1
Balance at beginning at Dec. 31, 2019				$ 100,226	$ 37	$ (109,378)			$ (9,115)
Stock based compensation				15					15
Parent unit issued for acquisition		$ 10,428	$ 699				$ 10,428	$ 699
Parent put options issued for acquisition		$ 25,020	$ 5,045				$ 25,020	$ 5,045
Parent unit issued to lenders				6,525					6,525
Capital contribution from Parent				11,571					11,571
Loss on currency translation adjustment					1				1
Net loss						(41,734)			(41,734)
Balance at end (in shares) at Dec. 31, 2020	1
Balance at end at Dec. 31, 2020				159,523	38	(151,112)			8,455
Balance at end (in shares) at Dec. 31, 2020	1
Balance at end at Dec. 31, 2020				159,523	38	(151,112)			8,455
Stock based compensation									0
Loss on currency translation adjustment					(61)				(61)
Net loss						(12,351)			(12,351)
Balance at end at Mar. 31, 2021				159,523	(23)	(163,463)			(3,957)
Balance at beginning (in shares) at Dec. 31, 2020	1
Balance at beginning at Dec. 31, 2020				159,523	38	(151,112)			8,455
Stock based compensation				3,853					3,853
Loss on currency translation adjustment					(161)				(161)
Net loss						(29,697)			(29,697)
Balance at end at Sep. 30, 2021				163,376	(123)	(180,809)			(17,550)
Balance at beginning (in shares) at Dec. 31, 2020	1
Balance at beginning at Dec. 31, 2020				159,523	38	(151,112)			8,455
Stock based compensation				3,936					3,936
Loss on currency translation adjustment					(311)				(311)
Net loss						(38,905)			$ (38,905)
Balance at end (in shares) at Dec. 31, 2021	1								60,800,000
Balance at end at Dec. 31, 2021				163,459	(273)	(190,017)			$ (26,825)
Balance at beginning at Mar. 31, 2021				159,523	(23)	(163,463)			(3,957)
Stock based compensation				3,771					3,771
Loss on currency translation adjustment					(31)				(31)
Net loss						(13,078)			(13,078)
Balance at end at Jun. 30, 2021				163,294	(54)	(176,541)			(13,295)
Stock based compensation				82					82
Loss on currency translation adjustment					(69)				(69)
Net loss						(4,268)			(4,268)
Balance at end at Sep. 30, 2021				163,376	(123)	(180,809)			(17,550)
Balance at beginning at Dec. 31, 2021				163,459	(273)	(190,017)			(26,825)
Stock based compensation				80					80
Loss on currency translation adjustment					(229)				(229)
Net loss						(6,991)			(6,991)
Balance at end at Mar. 31, 2022				163,539	(502)	(197,008)			$ (33,965)
Balance at beginning (in shares) at Dec. 31, 2021	1								60,800,000
Balance at beginning at Dec. 31, 2021				163,459	(273)	(190,017)			$ (26,825)
Stock based compensation				55,397					55,397
Loss on currency translation adjustment					(330)				(330)
Net loss						(73,712)			$ (73,712)
Balance at end (in shares) at Sep. 30, 2022									82,266,160
Balance at end at Sep. 30, 2022				275,443	(603)	(263,729)			$ (9,218)
Balance at beginning at Mar. 31, 2022				163,539	(502)	(197,008)			(33,965)
Stock based compensation				81					81
Loss on currency translation adjustment					57				57
Net loss						(2,113)			(2,113)
Balance at end at Jun. 30, 2022				163,620	(445)	(199,121)			(35,940)
Stock based compensation				55,236					55,236
Loss on currency translation adjustment					(158)				(158)
Net loss						(64,608)			$ (64,608)
Balance at end (in shares) at Sep. 30, 2022									82,266,160
Balance at end at Sep. 30, 2022				$ 275,443	$ (603)	$ (263,729)			$ (9,218)